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                HARTFORD LIFE INSURANCE CO SEPARATE ACCOUNT THREE

                               DIRECTOR M PLATINUM
                     FORMERLY KNOWN AS "THE BB&T DIRECTOR M"
                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-119414

       Supplement Dated August 3, 2005 to the Prospectus Dated May 2, 2005


Effective on the close of business on August 3, 2005, this product will change its name to "Director M Platinum." All references in this prospectus to The BB&T Director M are changed to "Director M Platinum" effective as of that time.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-5266